Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2016
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment
Property and equipment consisted of the following:

	December 31, 2016	December 31, 2015
Furniture and fixtures	$182,257	$236,366
Computer hardware	66,810	52,112
Leasehold improvements	12,849	9,117
	261,916	297,595
Less accumulated depreciation and amortization	(159,356)	(211,850)
Total	$102,560	$85,745